RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)				1 Months Ended
	Sep. 20, 2021	Apr. 19, 2021	Apr. 17, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)						$ 0.0001	$ 0.0001
Class B Ordinary Shares
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)					$ 0.0001	$ 0.0001
Maximum shares subject to forfeiture					1,050,000	1,050,000
Sponsor
RELATED PARTY TRANSACTIONS
Amount paid to cover offering cost			$ 25,000
Founder Shares
RELATED PARTY TRANSACTIONS
Common stock dividend per share	$ 1.12
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares exchanged			7,187,500
Number of shares owned	8,050,000
Restrictions on transfer period of time after business combination completion		1 year	1 year
Founder Shares | Sponsor | Class B Ordinary Shares
RELATED PARTY TRANSACTIONS
Amount paid to cover offering cost		$ 25,000	$ 25,000
Number of shares exchanged		7,187,500	7,187,500
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock dividend per share	$ 1.12			$ 1.12
Number of shares owned	8,050,000			8,050,000
Maximum shares subject to forfeiture	1,050,000			1,050,000